Accounts Receivable (Tables)	12 Months Ended
Dec. 31, 2013
Receivables [Abstract]
Schedule of accounts receivable
Accounts receivable consisted of the following:

	December 31,
(in millions)	2013	2012
QVC Easy-Pay plan	$915	816
Major credit card and other receivables	279	313
	1,194	1,129
Less allowance for doubtful accounts	(83)	(74)
Accounts receivable, net	$1,111	1,055

Summary of activity in the allowance for doubtful accounts
A summary of activity in the allowance for doubtful accounts was as follows (in millions):

(in millions)	Balance beginning of year	Additions‑ charged to expense	Deductions‑ write-offs	Balance end of year
2013	$74	81	(72)	83
2012	79	75	(80)	74
2011	66	68	(55)	79